NOTE 4	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Notes
NOTE 4

NOTE 4 – EQUIPMENT

Property and equipment consists of the following as of September 30, 2014 and December 31, 2013, respectively. Depreciation expense was $-0- for the nine months ended September 30, 2014 and December 31, 2013, respectively.

	September 30,	December 31,
	2014	2013

Computer equipment	$5,390	$5,390
Accumulated Depreciation	(5,390)	(5,390)
Net Book Value	$-	$-

NOTE 4 – EQUIPMENT

Property and equipment consists of the following as of December 31, 2013 and 2012. Depreciation expense was $144 and $1,265 for the years ended December 31, 2013 and 2012, respectively.

	2013	2012
Computer equipment	$5,390	$5,390
Accumulated Depreciation	(5,390)	(5,246)
Net Book Value	$-	$144